Inventories - Movement in inventory provisions (Details) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Movement in the inventory provision
Balance at 1 January	[1]	€ (3,482,399)	€ (3,236,010)
Balance at 31 December		(3,560,098)	(3,482,399)	[1]	€ (3,236,010)	[1]
Accumulated impairment
Movement in the inventory provision
Balance at 1 January		123,656	84,740		158,724
Net charge for the year		22,711	57,041		(66,647)
Cancellations for the year		(133)	(15,985)		(12,155)
Translation differences		4,198	(2,140)		4,818
Balance at 31 December		€ 150,432	€ 123,656		€ 84,740

[1]	Restated figures (Note 2.d)